Consolidated Statements of Shareholders' Equity/(Deficit) and Comprehensive Income In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Class A Ordinary Shares CNY	Class B Ordinary Shares CNY	Additional paid-in capital CNY	Statutory reserves CNY	Accumulated other comprehensive income/(loss) CNY	Accumulated deficit CNY
Beginning Balance at Dec. 31, 2008		16,266	24	22,239	10,872	4,401	3,299	(24,569)
Beginning Balance (in shares) at Dec. 31, 2008			343,500	320,000,000
Expenses incurred on behalf of Phoenix TV Group		(113)			(113)
Share-based compensation		10,240			10,240
Issuance of ordinary shares pursuant to stock plans (in shares)			2,001,937
Issuance of ordinary shares pursuant to stock plans		884	137		747
Appropriation to statutory reserves						1,916		(1,916)
Beneficial conversion feature of Series A convertible redeemable preferred shares		17,138			17,138
Amortization of beneficial conversion feature		(17,138)			(17,138)
Accretion to series A convertible redeemable preferred shares redemption		(14,129)			(14,129)
Comprehensive income:
Foreign currency translation adjustment		162					162
Net income attributable to Phoenix New Media Limited		287						287
Total comprehensive income		449
Ending Balance at Dec. 31, 2009		13,597	161	22,239	7,617	6,317	3,461	(26,198)
Ending Balance (in shares) at Dec. 31, 2009			2,345,437	320,000,000
Share-based compensation		16,561			16,561
Issuance of ordinary shares pursuant to stock plans (in shares)			41,151,800
Issuance of ordinary shares pursuant to stock plans		9,592	2,740		6,852
Shareholders' contribution		2,080			2,080
Appropriation to statutory reserves						3,997		(3,997)
Accretion to series A convertible redeemable preferred shares redemption		(206,409)			(33,110)			(173,299)
Comprehensive income:
Foreign currency translation adjustment		(4,462)					(4,462)
Net income attributable to Phoenix New Media Limited		74,083						74,083
Total comprehensive income		69,621
Ending Balance at Dec. 31, 2010		(94,958)	2,901	22,239		10,314	(1,001)	(129,411)
Ending Balance (in shares) at Dec. 31, 2010			43,497,237	320,000,000
Issuance of common shares upon initial public offering ("IPO"), net of issuance costs (in shares)			107,321,000
Issuance of common shares upon initial public offering ("IPO"), net of issuance costs		860,721	6,984		853,737
Conversion of series A convertible redeemable preferred shares upon IPO (in shares)			130,000,000
Conversion of series A convertible redeemable preferred shares upon IPO		1,163,806	8,464		1,155,342
Conversion of ordinary shares in the assured entitlement distribution (in shares)			2,674,640	(2,674,640)
Conversion of ordinary shares in the assured entitlement distribution			186	(186)
Issuance of restricted shares (in shares)			19,008,200
Issuance of restricted shares			1,238		(1,238)
Share-based compensation		66,092			66,092
Issuance of ordinary shares pursuant to stock plans (in shares)			3,600,000
Issuance of ordinary shares pursuant to stock plans		642	228		414
Shareholders' contribution related to waiver of short-term loan by Phoenix TV Group		15,596			15,596
Appropriation to statutory reserves						14,333		(14,333)
Accretion to series A convertible redeemable preferred shares redemption		(773,623)			(259,061)			(514,562)
Comprehensive income:
Foreign currency translation adjustment		(33,968)					(33,968)
Net income attributable to Phoenix New Media Limited	16,283	102,475						102,475
Total comprehensive income		68,507
Ending Balance at Dec. 31, 2011	$ 207,627	1,306,783	20,001	22,053	1,830,882	24,647	(34,969)	(555,831)
Ending Balance (in shares) at Dec. 31, 2011			306,101,077	317,325,360